FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
FIXED ASSETS
Schedule of changes in the net carrying amount of fixed assets

		Furniture	Receiving and		Projects
	Land and	and	distribution	Customer	under
	buildings	equipment	networks	equipment	develop-ment	Total
Cost:

Balance as of December 31, 2016	$267,906	$609,452	$5,611,274	$775,686	$80,249	$7,344,567
Additions	14,363	33,597	365,544	96,394	60,919	570,817
Net change in additions financed with accounts payable	—	73	(3,544)	(1,092)	914	(3,649)
Reclassification	—	15,848	88,660	—	(104,508)	—
Retirement, disposals and other[1]	3,522	(27,255)	(97,900)	(42,674)	—	(164,307)
Balance as of December 31, 2017	285,791	631,715	5,964,034	828,314	37,574	7,747,428
Additions	11,435	36,078	297,302	94,090	77,811	516,716
Net change in additions financed with accounts payable	—	(89)	(11,811)	3,084	12,951	4,135
Reclassification	—	1,249	41,469	—	(46,741)	(4,023)
Reclassification assets held for sale	(83,971)	—	—	—	—	(83,971)
Retirement, disposals and other[1]	1,649	(9,026)	(231,519)	(28,407)	—	(267,303)
Balance as of December 31, 2018	$214,904	659,927	6,059,475	897,081	81,595	7,912,982

			Receiving and		Projects
	Land and	Furniture and	distribution	Customer	under
	buildings	equipment	networks	equipment	develop-ment	Total
Accumulated depreciation:

Balance as of December 31, 2016	$(66,780)	$(393,827)	$(3,090,245)	$(531,832)	$—	$(4,082,684)
Depreciation	(7,256)	(63,429)	(384,000)	(111,016)	—	(565,701)
Retirement and disposals[1]	(3,451)	25,586	97,627	38,583	—	158,345
Balance as of December 31, 2017	(77,487)	(431,670)	(3,376,618)	(604,265)	—	(4,490,040)
Depreciation	(6,585)	(53,971)	(401,805)	(111,234)	—	(573,595)
Reclassification to assets held for sale	11,501	—	—	—	—	11,501
Retirement and disposals[1]	(3,992)	6,941	231,222	25,895	—	260,066
Balance as of December 31, 2018	$(76,563)	(478,700)	(3,547,201)	(689,604)	—	(4,792,068)

Net carrying amount:

As of December 31, 2017	208,304	200,045	2,587,416	224,049	37,574	3,257,388
As of December 31, 2018	$138,341	$181,227	$2,512,274	$207,477	$81,595	$3,120,914

[1]Includes also the net change in assets related to discontinued operations.